SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 07, 2023	Oct. 31, 2023	Oct. 10, 2023	Mar. 31, 2023
FDIC coverage amount		$ 250,000	$ 250,000
Share price			$ 1.06		$ 0.85	$ 0.86	$ 0.85	$ 0.99
Risk-free interest rate, minimum			4.41%
Risk-free interest rate, maximum			4.73%
Expected volatility rate, minimum			164.00%
Expected volatility rate, maximum			379.00%
Exercise prices			$ 1.00
Impairment expense			$ 139,700
Bad debt expenses			38,352	$ 7,651
FDIC cash balances limits			$ 0
Reclassification in fair value of derivative liability	$ 546,654
Expected term			one to two years
Allowance for doubtful accounts			$ 90,189	$ 90,189
Warrants [Member]
Derivative liabilities	202,551
Convertible Notes [Member]
Derivative liabilities	$ 5,145,985